Description of the Company and Summary of Significant Accounting Policies - Property, Plant, and Equipment (Details)	Jan. 01, 2023
Building and building equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Building and building equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Land and leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Land and leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	13 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years